April 27, 2006


Securities and Exchange Commission
450 F Street NE
Washington, D.C.  20549


        RE: Insured Municipals Income Trust and Investors' Quality
            Tax-Exempt Trust, Multi-Series 311
            File No. 333-64243 CIK #1024827

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent Post-Effective amendment to the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent Post-Effective amendment to the Registration Statement was filed electronically with the commission on April 24, 2006.

                                                               Very truly yours,


                                                           VAN KAMPEN FUNDS INC.